OceanPal Spin-off (Tables)	12 Months Ended
Dec. 31, 2021
Nonmonetary Transactions [Abstract]
Schedule of total assets contribution

The distribution was recorded at fair values, as follows:

	Fair value	Book value

(amounts in thousands of US$)	November 29, 2021		Gain
Cash and cash equivalents	$1,000	$1,000	$—
Receivables	835	835	—
Inventories	209	209	—
Vessels, net (Note 5)	46,040	30,302	15,738
Unamortized deferred costs	—	486	(486)
Total assets contributed	$48,084	$32,832	$15,252